DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts and fair values of derivative financial instruments

	As of December 31,
	2011		2010
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Inflation	$7,068	$1	$—	$—
Derivatives not designated as hedging instruments:
Interest rate swaps	125,000	5,118	25,000	3,808
Credit default swaps	—	—	—	—
Embedded derivative—Modco reinsurance treaties	30,001	2,038	29,563	2,687
Embedded derivative—GMWB	826,790	10,665	1,099,902	22,378
Interest rate futures	615,445	6,393	—	—
Equity futures	49,631	837	—	—
Currency futures	57,912	976	—	—
Interest rate caps	3,000,000	2,666	—	—
Other	440,224	19,551	95,000	6,794

	$5,152,071	$48,245	$1,249,465	$35,667

Other liabilities
Cash flow hedges:
Inflation	$244,399	$8,863	$293,379	$12,005
Interest rate	75,000	3,443	75,000	6,747
Derivatives not designated as hedging instruments:
Credit default swaps	—	—	25,000	1,099
Interest rate swaps	25,000	3,064	110,000	9,137
Embedded derivative—Modco reinsurance treaties	2,761,686	279,799	2,842,862	146,105
Embedded derivative—GMWB	3,741,688	157,813	1,494,657	41,990
Interest rate futures	270,019	1,148	598,357	16,764
Equity futures	189,765	1,454	327,321	7,231
Currency futures	14,348	126	—	—
Other	—	—	338,438	2,433

	$7,321,905	$455,710	$6,105,014	$243,511

Schedule of gain (loss) on derivatives in cash flow hedging relationship

	For The Year Ended December 31, 2011			For The Year Ended December 31, 2010
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (loss) (effective portion):
Interest rate	$—	$—	$(272)	$—	$—	$(2,979)
Inflation	—	—	2,468	—	—	3,494
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion):
Interest rate	$—	$(3,581)	$—	$—	$(6,650)	$—
Inflation	—	(276)	—	—	(3,303)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$(359)	$—	$—	$116	$—	$—

Schedule of realized investment gains (losses) - derivative financial instruments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures—VA	$164,221	$(11,778)	$—
Equity futures—VA	(30,061)	(42,258)	—
Currency futures—VA	2,977	—	—
Volatility swaps—VA	(239)	(2,433)	—
Equity options—VA	(15,051)	(1,824)	—
Interest rate swaps—VA	7,718	—	—
Credit default swaps—VA	(7,851)	—	—
Embedded derivative—GMWB	(127,537)	(5,728)	19,722

Total derivatives related to variable annuity contracts	(5,823)	(64,021)	19,722
Embedded derivative—Modco reinsurance treaties	(134,340)	(67,989)	(252,698)
Derivatives related to corporate debt	—	—	(125)
Interest rate swaps	(11,264)	(8,427)	39,317
Interest rate caps	(2,801)	—	—
Interest rate futures	—	—	6,889
Credit default swaps	(548)	1,389	3,351
Other derivatives	(475)	799	5,591

	$(155,251)	$(138,249)	$(177,953)

Schedule of realized investment gains (losses) - all other investments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Modco trading portfolio(1)	$164,224	$109,399	$285,178
(1)
The Company elected to include the use of alternate disclosures for trading activities